CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $)	Dec. 31, 2012		Dec. 31, 2011
CASH AND CASH EQUIVALENTS
Cash and Due from Banks	$ 2,146,211		$ 9,130,030
Short-term Investments	26,039,824		7,221,111
Cash and Cash Equivalents, and Short-term Investments	28,186,035	[1]	16,351,141	[1]
RESTRICTED CASH	4,676,830	[2]	5,568,529	[2]
LOANS:
Direct Cash Loans	408,691,403		376,568,048
Real Estate Loans	20,658,498		22,123,077
Sales Finance Contracts	20,982,941		19,764,821
Loans, Total	450,332,842	[3]	418,455,946	[3]
Unearned Finance Charges	53,036,201		49,206,783
Unearned Insurance Premiums and Commissions	31,713,036		29,929,658
Allowance for Loan Losses	22,010,085		21,360,085
Net Loans	343,573,520		317,959,420
MARKETABLE DEBT SECURITIES:
Available for Sale, at fair value	91,053,693		70,882,334
Held to Maturity, at amortized cost	33,237,199		36,780,206
Marketable Debt Securities, Total	124,290,892		107,662,540
OTHER ASSETS
Land, Buildings, Equipment and Leasehold Improvements	9,127,335	[4]	9,342,174	[4]
Deferred Acquisition Costs	1,821,451		1,718,297
Due from Non-affiliated Insurance Company	2,368,458		2,246,092
Other Miscellaneous	4,244,184		4,036,392
Other Assets	17,561,428		17,342,955
ASSETS, Total	518,288,705		464,884,585
SENIOR DEBT
Note Payable to Banks	0		0
Senior Demand Notes, including accrued interest	50,032,844		46,606,960
Commercial Paper	225,860,888		197,194,186
Senior Debt, Total	275,893,732	[5]	243,801,146	[5]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES	22,943,164		20,628,730
SUBORDINATED DEBT	42,917,976	[6]	46,870,076	[6]
LIABILITIES, Total	341,754,872		311,299,952
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Common Stock	170,000		170,000
Accumulated Other Comprehensive Income	2,098,618		2,136,739
Retained Earnings	174,265,215		151,277,894
Stockholders' Equity, Total	176,533,833		153,584,633
LIABILITIES AND STOCKHOLDERS' EQUITY, Total	$ 518,288,705		$ 464,884,585

[1]	Note 5.
[2]	Note 1.
[3]	Note 2.
[4]	Land, Buildings, Equipment and Leasehold Improvements, less accumulated depreciation and amortization of $19,284,831 and $17,608,651 in 2012 and 2011, respectively.
[5]	Note 6.
[6]	Note 7.